FINANCIAL INSTRUMENTS BY CATEGORY (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS BY CATEGORY [abstract]
Schedule of financial assets
	2017	2018
	RMB’000	RMB’000

Financial assets
Long-term receivable (Note 16)	31,274	28,354
Trade and other receivables excluding prepayments (Notes 19 and 20)	4,417,317	4,172,882
Short-term deposits (Note 21)	108,000	109,000
Cash and cash equivalents (Note 21)	1,160,515	1,738,753
FVOCI (Note 15)	-	321,246
Available-for-sale investments (Note 15(e))	296,414	-
Total	6,013,520	6,370,235

Schedule of financial liabilities
	2017	2018
	RMB’000	RMB’000

Financial liabilities
Liabilities at amortised cost
Trade and other payables excluding non-financial liabilities (Notes 26 and 28)	2,356,953	2,631,433
Payables for fixed assets and construction-in-progress	2,214,547	2,441,647
Dividends payable	12,893	12,894
Total	4,584,393	5,085,974